Supplement to the
Fidelity® Advisor Tax Managed Stock Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 4.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management feeA	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expensesA	3.52%	3.54%	3.57%	3.56%
Total annual class operating expensesB	4.35%	4.62%	5.15%	5.14%

A Estimated.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Tax Managed Stock	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

ATMS-02-02 September 29, 2002
1.763353.103

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 986	$ 986	$ 797	$ 797	$ 1,015	$ 515	$ 614	$ 514
3 years	$ 1,817	$ 1,817	$ 1,695	$ 1,695	$ 1,842	$ 1,542	$ 1,539	$ 1,539

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 13.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 18.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 24.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Effective September 19, 2002, the following information supplements the information found in the "Fund Distribution" section on page 27.

The Class B or Class C CDSC will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 29.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 31.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR TAX MANAGED STOCK FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2001

Effective June 3, 2002, Fidelity® Advisor Mortgage Securities Fund - Initial Class has been renamed Fidelity Mortgage Securities Fund. All references to Fidelity Advisor Mortgage Securities Fund - Initial Class throughout this statement of additional information should be replaced with Fidelity Mortgage Securities Fund.

Effective July 1, 2002, Fidelity Advisor High Yield Fund has been renamed Fidelity Advisor High Income Advantage Fund. All references to Fidelity Advisor High Yield Fund throughout this statement of additional information should be replaced with Fidelity Advisor High Income Advantage Fund.

The following information has been removed from under the heading "Investment Limitations of Advisor Floating Rate High Income Fund" found in the "Investment Policies and Limitations" section on page 6.

For purposes of normally investing at least 65% of the fund's total assets in income-producing floating rate loans and other floating rate debt instruments, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information has been removed from under the heading "Investment Limitations of Advisor High Income Fund" found in the "Investment Policies and Limitations" section on page 10.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information has been removed from under the heading "Investment Limitations of Advisor High Yield Fund" found in the "Investment Policies and Limitations" section on page 11.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces the similar information found in the "Portfolio Transactions" section beginning on page 44.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer directs a portion of the commissions paid by a fund toward the reduction of that fund's expenses or to promote the sale of fund shares.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class A found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,357. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,013 for dividends and $522 for capital gain distributions. Initial offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

ACOM10B-02-04 September 29, 2002
1.734041.111

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class T found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,386. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,044 for dividends and $529 for capital gain distributions. Initial offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class B found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,163. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,972 for dividends and $548 for capital gain distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class C found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,178. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,980 for dividends and $548 for capital gain distributions. Initial offering of Class C of Advisor Mortgage Securities took place on August 16, 2001. Class C returns prior to August 16, 2001 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90%. Class C returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Institutional Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,962. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,382 for dividends and $548 for capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Initial Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Mortgage Securities Fund on November 1, 1991, the net amount invested in Mortgage Securities Fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,003. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,404 for dividends and $548 for capital gain distributions.

Effective September 19, 2002, the following information supplements the information found in the "Buying, Selling, and Exchanging Information" section on page 110.

Class B and Class C Shares Only

The Class B or Class C CDSC will not apply to the redemption of shares:

 6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

The following information has been removed from the "Trustees and Officers" section on page 117.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

The following information has been removed from the "Trustees and Officers" section on page 117.

ROBERT A. LAWRENCE (49) is Vice President of Advisor Floating Rate High Income, Advisor High Income (2000), and Advisor High Yield (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

DAVID L. MURPHY (53) is Vice President of Advisor Government Investment (2000), Advisor Intermediate Bond (2000), Advisor Mortgage Securities (2000), Advisor Municipal Income (2001), and Advisor Short Fixed-Income (2000). He serves as Senior Vice President (2000) and Bond Group Leader (2000) of Fidelity's Fixed-Income Division, and Vice President of Fidelity's Municipal Bond Funds (2001) and Fidelity's Taxable Bond Funds (2000). Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

The following information has been removed from the "Trustees and Officers" section on page 118.

ROBERT A. DWIGHT (43) is Treasurer of Advisor Diversified International (2000), Advisor Emerging Asia (2000), Advisor Europe Capital Appreciation (2000), Advisor Floating Rate High Income, Advisor Global Equity (2000), Advisor Government Investment (2000), Advisor High Income (2000), Advisor High Yield (2000), Advisor Intermediate Bond (2000), Advisor International Capital Appreciation (2000), Advisor Japan (2000), Advisor Korea (2000), Advisor Latin America (2000), Advisor Mortgage Securities (2000), Advisor Municipal Income (2000), Advisor Overseas (2000), Advisor Short Fixed-Income (2000), and Advisor Tax Managed Stock. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

The following information replaces similar information found in the "Trustees and Officers" section on page 118.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income Advantage, Advisor High Income, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, and Advisor Tax Managed Stock. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

The following information has been removed from the "Trustees and Officers" section beginning on page 118.

PAUL F. MALONEY (51) is Assistant Treasurer of Advisor Diversified International (2001), Advisor Emerging Asia (2001), Advisor Europe Capital Appreciation (2001), Advisor Floating Rate High Income (2001), Advisor Global Equity (2001), Advisor Government Investment (2001), Advisor High Income (2001), Advisor High Yield (2001), Advisor Intermediate Bond (2001), Advisor International Capital Appreciation (2001), Advisor Japan (2001), Advisor Korea (2001), Advisor Latin America (2001), Advisor Mortgage Securities (2001), Advisor Municipal Income (2001), Advisor Overseas (2001), Advisor Short Fixed-Income (2001), and Advisor Tax Managed Stock. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

The following information supplements the information in the "Trustees and Officers" section beginning on page 115.

Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of Advisor Floating Rate High Income, Advisor High Income Advantage, and Advisor High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and Group Leader of Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), and Fidelity's Value Group (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities, Advisor Municipal Income, and Advisor Short Fixed-Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Diversified International, Advisor Emerging Asia, Advisor Europe Capital Appreciation, Advisor Floating Rate High Income, Advisor Global Equity, Advisor Government Investment, Advisor High Income Advantage, Advisor High Income, Advisor Intermediate Bond, Advisor International Capital Appreciation, Advisor Japan, Advisor Korea, Advisor Latin America, Advisor Mortgage Securities, Advisor Municipal Income, Advisor Overseas, Advisor Short Fixed-Income, and Advisor Tax Managed Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

The following information replaces the fourth through twentieth paragraphs found in the "Distribution Services" section beginning on page 137.

The Rule 12b-1 Plan adopted for each class of each fund is described in the prospectus for that class.

Effective September 19, 2002, the following information replaces the similar information found in the "Distribution Services" section on page 144.

Currently and except as provided below, for the first year (15 months for Advisor Floating Rate High Income) of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year (15 months for Advisor Floating Rate High Income) of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year (15 months for Advisor Floating Rate High Income) of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.